Annual Fund Operating Expenses - iShares J.P. Morgan Broad USD Emerging Markets Bond ETF - iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	Oct. 31, 2024	[1],[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.15%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.